INCOME TAXES (Narrative) (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Operating Loss Carryforwards [Line Items]
Income tax paid		$ 5,546,373	$ 19,452,799	$ 9,526,485
Deferred Tax Assets, Valuation Allowance, Total		$ 729,231	$ 0
Statutory enterprise income tax rate	25.00%	25.00%	25.00%	25.00%
State Administration of Taxation, China
Operating Loss Carryforwards [Line Items]
Statutory enterprise income tax rate	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%	15.00%
PRC State Council, income tax rate	10.00%	10.00%
Xinjiang Daqo
Operating Loss Carryforwards [Line Items]
Income tax paid | ¥	¥ 0.1
Preferential tax rate	25.00%	25.00%
Chongqing Daqo New Energy Co., Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Preferential tax rate	25.00%	25.00%	25.00%
Xinjiang Daqo Guodi
Operating Loss Carryforwards [Line Items]
Preferential tax rate	25.00%	25.00%